Leases - Schedule of Additional Information for Operating Leases (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Weighted-average remaining lease term (years)	2 years 6 months	3 years 6 months	2 years 11 months 1 day	3 years 10 months 6 days
Weighted-average discount rate	4.50%	4.50%	4.50%	4.50%
Operating cash flows for operating leases	$ 101	$ 100	$ 210	$ 194